Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (Parenthetical) - shares	Aug. 31, 2018	Jun. 22, 2018	May 09, 2018
Cohuborate, Ltd [Member]
Issuance of Class A common stock, number of shares			257,200
Qwizdom, Inc [Member]
Issuance of Class A common stock, number of shares		142,857
EOSEDU, LLC [Member]
Issuance of Class A common stock, number of shares	100,000